Debt	12 Months Ended
Jul. 01, 2017
Debt Disclosure [Abstract]
Debt
DEBT
The following table summarizes the components of the Company’s outstanding debt:

	July 1, 2017	July 2, 2016
	(millions)
Current Debt:
Term Loan(1)	$—	$15.0
Total Current Debt	$—	$15.0

Long-Term Debt:
Term Loan(1)	$—	$270.0
4.250% Senior Notes due 2025	600.0	600.0
3.000% Senior Notes due 2022	400.0	—
4.125% Senior Notes due 2027	600.0	—
Total Long-Term Debt	1,600.0	870.0
Less: Unamortized Discount and Debt Issuance Costs on Senior Notes	(20.5)	(8.8)
Total Long-Term Debt, net	$1,579.5	$861.2

(1)	See Note 20, "Subsequent Events" herein for further discussion.
During fiscal 2017, 2016 and 2015 the Company recognized interest expense related to the outstanding debt of $26.8 million, $32.9 million and $11.9 million, respectively.
Bridge Facility
On May 7, 2017 Company entered into a bridge facility commitment letter (the "Bridge Facility") pursuant to which Merrill Lynch, Pierce, Fenner & Smith Incorporated and Bank of America, N.A. (together, "BofA Merrill Lynch") committed to provide up to $2.1 billion under a 364-day senior unsecured bridge term loan credit facility to finance the Kate Spade acquisition in the event that the Company had not issued senior unsecured notes and obtained term loans prior to the consummation of the acquisition. As consideration for the Bridge Facility, the Company paid a structuring fee of 0.225% and commitment fee of 0.225% on the aggregate commitment, for which the Company recorded approximately $9.5 million to interest expense in fiscal 2017. In connection with the issuance of the 2022 Senior Notes and 2027 Senior Notes, as described below, the Bridge Facility was reduced by $1.0 billion, in accordance with the commitment letter. As of July 1, 2017 there were no outstanding borrowings on the Bridge Facility, as the Company secured the senior notes and credit facilities as described below. In connection with the closing of the Kate Spade acquisition on July 11, 2017, the remainder of the Bridge Facility terminated in accordance with its terms. Refer to Note 20, "Subsequent Events," for further information.
Credit Facilities/Term Loans
On May 30, 2017, the Company entered into a definitive credit agreement whereby Bank of America, N.A., as administrative agent, the other agents party thereto, and a syndicate of banks and financial institutions have (i) committed to lend to the Company, subject to the satisfaction or waiver of the conditions set forth in the agreement, an $800.0 million term loan facility maturing six months after the term loans thereunder are borrowed (the “Six-Month Term Loan Facility”), and a $300.0 million term loan facility maturing three years after the term loans thereunder are borrowed (collectively with the Six-Month Term Loan Facility, the “Term Loan Facilities”) and (ii) made available to the Company a $900.0 million revolving credit facility, including sub-facilities for letters of credit, with a maturity date of May 30, 2022 (the “Revolving Credit Facility”, collectively with the Term Loan Facilities, "the Facility"). The Revolving Credit Facility replaced the Company’s previously existing revolving credit facility under the Amendment and Restatement Agreement, dated as of March 18, 2015, by and between the Company, certain lenders and JPMorgan Chase Bank, N.A., as administrative agent. The Revolving Credit Facility may be used to finance the working capital needs, capital expenditures, permitted investments, share purchases, dividends and other general corporate purposes of the Company and its subsidiaries (which may include commercial paper back-up). Letters of credit and swing line loans may be issued under the Revolving Credit Facility as described below. There were no outstanding borrowings on either the Term Loan Facilities or the Revolving Credit Facility as of July 1, 2017.
Borrowings under the Revolving Credit Facility bear interest at a rate per annum equal to, at the Borrowers’ option, either (a) an alternate base rate (which is a rate equal to the greatest of (i) the Prime Rate in effect on such day, (ii) the Federal Funds Effective Rate in effect on such day plus ½ of 1% or (iii) the Adjusted LIBO Rate for a one month Interest Period on such day plus 1%) or (b) a rate based on the rates applicable for deposits in the interbank market for U.S. Dollars or the applicable currency in which the loans are made plus, in each case, an applicable margin. The applicable margin will be determined by reference to a grid, as defined in the Credit Agreement, based on the ratio of (a) consolidated debt plus 600% of consolidated lease expense to (b) consolidated EBITDAR. Additionally, the Company pays a commitment fee at a rate determined by the reference to the aforementioned pricing grid.
Subsequent to the end of the fiscal year, the Company borrowed $1.1 billion on the Term Loan Facilities to pay a portion of the purchase price of the Company's announced acquisition of Kate Spade. Refer to Note 20, "Subsequent Events," for further information.
2025 Senior Notes
In March 2015, the Company issued $600.0 million aggregate principal amount of 4.250% senior unsecured notes due April 1, 2025 at 99.445% of par (the “2025 Senior Notes”). Interest is payable semi-annually on April 1 and October 1 beginning October 1, 2015. Prior to January 1, 2025 (90 days prior to the scheduled maturity date), the Company may redeem the 2025 Senior Notes in whole or in part, at its option at any time or from time to time, at a redemption price equal to the greater of (1) 100% of the principal amount of the 2025 Senior Notes to be redeemed or (2) the sum of the present values of the remaining scheduled payments of principal and interest thereon that would have been payable in respect of the 2025 Senior Notes calculated as if the maturity date of the 2025 Senior Notes was January 1, 2025 (not including any portion of payments of interest accrued to the date of redemption), discounted to the redemption date on a semi-annual basis at the Adjusted Treasury Rate (as defined in the indenture for the 2025 Senior Notes) plus 35 basis points, plus, in the case of each of (1) and (2), accrued and unpaid interest to the redemption date. On and after January 1, 2025 (90 days prior to the scheduled maturity date), the Company may redeem the 2025 Senior Notes in whole or in part, at its option at any time or from time to time, at a redemption price equal to 100% of the principal amount of the 2025 Senior Notes to be redeemed, plus accrued and unpaid interest to the redemption date.
2022 Senior Notes
On June 20, 2017, the Company issued $400.0 million aggregate principal amount of 3.000% senior unsecured notes due July 15, 2022 at 99.505% of par (the "2022 Senior Notes"). Interest is payable semi-annually on January 15 and July 15 beginning January 15, 2018. Prior to June 15, 2022 (one month prior to the scheduled maturity date), the Company may redeem the 3.000% Senior Notes in whole or in part, at its option at any time or from time to time, at a redemption price equal to the greater of (1) 100% of the principal amount of the 2022 Senior Notes to be redeemed or (2) as determined by a Quotation Agent, the sum of the present values of the remaining scheduled payments of principal and interest thereon that would have been payable in respect of the 2022 Senior Notes calculated as if the maturity date of the 2022 Senior Notes was June 15, 2022 (not including any portion of payments of interest accrued to the date of redemption), discounted to the redemption date on a semi-annual basis (assuming a 360-day year consisting of twelve 30-day months) at the Adjusted Treasury Rate (as defined in the Prospectus Supplement) plus 25 basis points, plus, in the case of each of (1) and (2), accrued and unpaid interest to the redemption date.
2027 Senior Notes
On June 20, 2017, the Company issued $600.0 million aggregate principal amount of 4.125% senior unsecured notes due April 15, 2027 at 99.858% of par (the "2027 Senior Notes"). Interest is payable semi-annually on January 15 and July 15 beginning January 15, 2018. Prior to April 15, 2027 (the date that is three month prior to the scheduled maturity date), the Company may redeem the 2027 Senior Notes in whole or in part, at its option at any time or from time to time, at a redemption price equal to the greater of (1) 100% of the principal amount of the 2027 Senior Notes to be redeemed or (2) as determined by a Quotation Agent, the sum of the present values of the remaining scheduled payments of principal and interest thereon that would have been payable in respect of the 2027 Senior Notes calculated as if the maturity date of the 2027 Senior Notes was April 15, 2027 (not including any portion of payments of interest accrued to the date of redemption), discounted to the redemption date on a semi-annual basis (assuming a 360-day year consisting of twelve 30-day months) at the Adjusted Treasury Rate (as defined in the Prospectus Supplement) plus 30 basis points, plus, in the case of each of (1) and (2), accrued and unpaid interest to the redemption date.
At July 1, 2017, the fair value of the 2025, 2022 and 2027 Senior Notes was approximately $624 million, $395 million, and $596 million, respectively, based on external pricing data, including available quoted market prices of these instruments, and consideration of comparable debt instruments with similar interest rates and trading frequency, among other factors, and is classified as Level 2 measurements within the fair value hierarchy. At July 2, 2016, the fair value of the 2025 Senior Notes was approximately $622 million.
Debt Maturities
As of July 1, 2017, the Company's aggregate debt is $1.6 billion, of which $400.0 million is due in 2022 and $1.2 billion is due subsequent to 2022.